LONG-TERM INVESTMENTS (Schedule of Equity Method Investments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment		$ (2,408)	$ (1,993)
Amount		$ 17,182	$ 19,625
Beijing Eastern Media Corporation Ltd. ("BEMC") [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[1]	49.00%	49.00%
Amount	[1]	$ 1,769	$ 1,618
Hezhong Chuangjin [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[2]	15.00%	15.00%
Equity Method Investment, Other than Temporary Impairment	[2]	$ (1,886)	$ (1,993)
Amount	[2]	$ 1,886	$ 1,993
LMHB [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[3]	40.00%	40.00%
Equity Method Investment, Other than Temporary Impairment	[3]	$ (179)	$ 0
Amount	[3]	$ 179	$ 223
Yuyue Film [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[4]	25.00%	25.00%
Equity Method Investment, Other than Temporary Impairment	[4]	$ (343)	$ 0
Amount	[4]	$ 343	$ 362
Unicom Air Net Beijing Network Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	[5]	39.00%	39.00%
Amount	[5]	$ 15,413	$ 17,422

[1]	In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC. $198, $57 and $247 gain on investment were picked up for the years ended December 31, 2016, 2017 and 2018, respectively.
[2]	In May 2015, the Group, together with several other third party companies established Hezhong Chuangjin, which mainly focuses on internet financing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Hezhong Chuangjin. $59, $78 and nil loss on investment were picked up for the years ended December 31, 2016, 2017 and 2018, respectively. The operation has been ceased from December 2017, the investment has been provided full impairment of $1,993 and $1,886 as of December 31, 2017 and 2018, respectively, with foreign currency translation adjustment.
[3]	In September 2015, AM Online entered into an agreement with BlueFocus wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of LMHB. $175, $48 and $33 loss on investment were picked up for the years ended December 31, 2016, 2017 and 2018, respectively. The investment has been provided full impairment loss of $185 for the year ended December 31, 2018
[4]	In June 2016, AM Film entered into an agreement with two individual investors to establish a joint venture, Yuyue Film. Yuyue Film is mainly engaged in investment management of film investment and marketing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yuyue Film. Nil, $95 and nil loss on investment were pick up for the years ended December 31, 2016, 2017 and 2018, respectively. The investment has been provided full impairment loss of $355 for the year ended December 31, 2018.
[5]	On February 22, 2017, AM Online established Unicom AirNet, jointly with Unicom Broadband Online Co., Ltd. and Chengdu Haite Kairong Aeronautical Technology Co., Ltd., a wholly owned subsidiary of a listed company providing aeronautical technical services. Pursuant to a capital contribution agreement entered into by the relevant parties, AM Online invested RMB117,900 in Unicom AirNet. After this transaction, AM Online currently holds 39% of equity interests in Unicom AirNet. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Unicom AirNet. $661 and $1,114 loss on investment was picked up for the years ended December 31, 2017 and 2018, respectively.